Income tax (Details 6) $ in Thousands	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 8,754
Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	31,000
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	477,000
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	193,000
Brazil [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 8,053